Parent Company Only Condensed Financial Information	12 Months Ended
Dec. 31, 2022
Parent Company Only Condensed Financial Information [Abstract]
Parent Company Only Condensed Financial Information
Note Q - Parent Company Only Condensed Financial Information

Below is condensed financial information of Ohio Valley. In this information, Ohio Valley’s investment in its subsidiaries is stated at cost plus equity in undistributed earnings of the subsidiaries since acquisition. This information should be read in conjunction with the consolidated financial statements of the Company.

CONDENSED STATEMENTS OF CONDITION

	Years ended December 31:
Assets	2022	2021
Cash and cash equivalents	$4,697	$5,366
Investment in subsidiaries	141,402	147,214
Notes receivable – subsidiaries	2,365	2,123
Other assets	259	38
Total assets	$148,723	$154,741

Liabilities
Notes payable	$2,376	$2,138
Subordinated debentures	8,500	8,500
Other liabilities	2,819	2,747
Total liabilities	13,695	13,385

Shareholders’ Equity
Total shareholders’ equity	135,028	141,356
Total liabilities and shareholders’ equity	$148,723	$154,741

CONDENSED STATEMENTS OF INCOME

	Years ended December 31:
Income:	2022	2021
Interest on notes	$29	$20
Dividends from subsidiaries	4,180	6,650

Expenses:
Interest on notes	29	31
Interest on subordinated debentures	296	158
Operating expenses	396	379
Income before income taxes and equity in undistributed earnings of subsidiaries	3,488	6,102
Income tax benefit	141	112
Equity in undistributed earnings of subsidiaries	9,709	5,518
Net Income	$13,338	$11,732
Other Comprehensive Income (loss), net of tax	(15,521)	(1,728)
Comprehensive Income	$(2,183)	$10,004

CONDENSED STATEMENTS OF CASH FLOWS

	Years ended December 31:
Cash flows from operating activities:	2022	2021
Net Income	$13,338	$11,732
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in undistributed earnings of subsidiaries	(9,709)	(5,518)
Common stock issued to ESOP	575	—
Change in other assets	(221)	(6)
Change in other liabilities	72	1,598
Net cash provided by operating activities	4,055	7,806

Cash flows from investing activities:
Change in notes receivable	(242)	(520)
Net cash used in investing activities	(242)	(520)

Cash flows from financing activities:
Change in notes payable	238	(1,060)
Purchases of treasury stock	—	(954)
Cash dividends paid	(4,720)	(4,018)
Net cash used in financing activities	(4,482)	(6,032)

Cash and cash equivalents:
Change in cash and cash equivalents	(669)	1,254
Cash and cash equivalents at beginning of year	5,366	4,112
Cash and cash equivalents at end of year	$4,697	$5,366